Long- term investments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 02, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2021 CNY (¥)	Sep. 03, 2018 CNY (¥)
Long Term Investment [Line Items]
Impairment of provision		¥ 700	$ 110	¥ 0	¥ 1,000
Shanghai Three Drivers Culture Media Co Limited
Long Term Investment [Line Items]
Investment in cash						¥ 2,250	¥ 4,000
Percentage of equity interest						49.00%	40.00%
Carrying value of equity investment		¥ 5,357		¥ 2,849
Beijing Hengpengzhixin Automobile Sales Co Ltd [Member]
Long Term Investment [Line Items]
Consideration for disposal of equity investments without readily determinable fair values	¥ 300